8. Share-based payments (Details 9)	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Employee stock options Fully-vested [Member]
Number of Shares
Outstanding, Beginning | shares	5,000,000
Stock options granted | shares	5,000,000
Stock options forfeited | shares
Outstanding, Ending | shares
Weighted Average Exercise Price per Share
Outstanding, Beginning | $ / shares	$ 2.00
Stock options granted | $ / shares	2.00
Stock options forfeited | $ / shares
Outstanding, Ending | $ / shares
Employee stock options Fully-vested upon grant [Member]
Number of Shares
Outstanding, Beginning | shares	5,000,000
Stock options granted | shares
Stock options forfeited | shares	(1,000,000)
Outstanding, Ending | shares	4,000,000
Exercisable, Ending | shares	4,000,000
Weighted Average Exercise Price per Share
Outstanding, Beginning | $ / shares	$ 2.00
Stock options granted | $ / shares
Stock options forfeited | $ / shares	2.00
Outstanding, Ending | $ / shares	2.00
Exercisable, Ending | $ / shares	$ 2.00
Aggregate Intrinsic Value
Outstanding, Ending | $
Exercisable, Ending | $